REAL ESTATE PROPERTIES	12 Months Ended
Dec. 31, 2011
REAL ESTATE PROPERTIES
REAL ESTATE PROPERTIES

4.                                      REAL ESTATE PROPERTIES

(a)                                  Real estate properties consist of:

As at December 31,	2011	2010
		(restated — note 20)
Revenue-producing properties
Land and improvements	$199,364	$213,665
Buildings, parking lots and roadways — cost	1,416,995	1,401,629
Buildings, parking lots and roadways — accumulated depreciation	(483,397)	(451,347)
	1,132,962	1,163,947
Development properties
Properties under development	2,513	10,324
	$1,135,475	$1,174,271

(b)                                 Future minimum rental payments to be received under operating leases in effect at December 31, 2011, substantially all of which are with Magna or its automotive operating subsidiaries, are shown in the following table. These amounts are determined using foreign exchange rates as at December 31, 2011, and only include the contracted fixed rent increases and do not include rents from any renewals on lease expiry.

2012	$178,219
2013	169,142
2014	148,740
2015	144,565
2016	140,488
Thereafter	283,796
$1,064,950